Summary of Significant Accounting Policies (Details 3) (Derivative Financial Instruments, Liabilities [Member])	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Fair Value Assumptions, Risk Free Rate	1.07%
Fair Value Assumptions, Volatility	76.00%
Probability of a Capital Raise	100.00%	100.00%
Maximum [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Fair Value Assumptions, Expected Life (Years)	4 years 6 months 29 days	5 years
Fair Value Assumptions, Risk Free Rate		1.75%
Fair Value Assumptions, Volatility		88.30%
Minimum [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Fair Value Assumptions, Expected Life (Years)	1 year	1 year
Fair Value Assumptions, Risk Free Rate		0.13%
Fair Value Assumptions, Volatility		83.30%